Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenue	$ 225,000
Operating expenses:
Selling, general and administrative	5,349,801	3,619,000
Related party expenses	360,000	360,000
Total operating expenses	5,709,801	3,979,000
Loss from operations	(5,484,801)	(3,979,000)
Other income (expense):
Interest expense, net	(512,152)	(178,498)
Other income	6,667
Fair value of warrants issued for note extension and inducement to convert	(2,002,977)
Earnings from investment in OCHL	132,832	410,553
Fair value of warrants and beneficial conversion features on debt conversion	(3,248,948)
Fair value of beneficial conversion feature	(136,936)
Impairment of note receivable - related party	(213,331)
Loss on sale of investment in OCHL	(2,790,073)
Total other income (expense)	(8,764,918)	232,055
Net loss	$ (14,249,719)	$ (3,746,944)
Net loss per share - basic and diluted	$ (0.15)	$ (0.04)
Weighted average common shares - basic and diluted	97,596,206	90,082,796